Non-consolidated variable interest entities	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements [Abstract]
Disclosure Of Variable Interest Entities [Text Block]

Note 32 – Non-consolidated variable interest entities

The Corporation is involved with four statutory trusts which it established to issue trust preferred securities to the public. Also, it established Popular Capital Trust III for the purpose of exchanging Series C preferred stock shares held by the U.S. Treasury for trust preferred securities issued by this trust. These trusts are deemed to be variable interest entities (“VIEs”) since the equity investors at risk have no substantial decision-making rights. The Corporation does not hold any variable interest in the trusts, and therefore, cannot be the trusts' primary beneficiary. Furthermore, the Corporation concluded that it did not hold a controlling financial interest in these trusts since the decisions of the trusts are predetermined through the trust documents and the guarantee of the trust preferred securities is irrelevant since in substance the sponsor is guaranteeing its own debt.

Also, the Corporation is involved with various special purpose entities mainly in guaranteed mortgage securitization transactions, including GNMA, FNMA and FHLMC. These special purpose entities are deemed to be VIEs since they lack equity investments at risk. The Corporation's continuing involvement in these guaranteed loan securitizations includes owning certain beneficial interests in the form of securities as well as the servicing rights retained. The Corporation is not required to provide additional financial support to any of the variable interest entities to which it has transferred the financial assets. The mortgage-backed securities, to the extent retained, are classified in the Corporation's consolidated statements of financial condition as available-for-sale or trading securities. The Corporation concluded that, essentially, these entities (FNMA, GNMA, and FHLMC) control the design of their respective VIEs, dictate the quality and nature of the collateral, require the underlying insurance, set the servicing standards via the servicing guides and can change them at will, and can remove a primary servicer with cause, and without cause in the case of FNMA and FHLMC. Moreover, through their guarantee obligations, agencies (FNMA, GNMA, and FHLMC) have the obligation to absorb losses that could be potentially significant to the VIE.

ASU 2009-17 requires that an ongoing primary beneficiary assessment should be made to determine whether the Corporation is the primary beneficiary of any of the VIEs it is involved with. The conclusion on the assessment of these trusts and guaranteed mortgage securitization transactions has not changed since their initial evaluation. The Corporation concluded that it is still not the primary beneficiary of these VIEs, and therefore, these VIEs are not required to be consolidated in the Corporation's financial statements at December 31, 2014.

The Corporation holds variable interests in these VIEs in the form of agency mortgage-backed securities and collateralized mortgage obligations, including those securities originated by the Corporation and those acquired from third parties. Additionally, the Corporation holds agency mortgage-backed securities, agency collateralized mortgage obligations and private label collateralized mortgage obligations issued by third party VIEs in which it has no other form of continuing involvement. Refer to Note 35 to the consolidated financial statements for additional information on the debt securities outstanding at December 31, 2014 and 2013, which are classified as available-for-sale and trading securities in the Corporation's consolidated statement of financial condition. In addition, the Corporation may retain the right to service the transferred loans in those government-sponsored special purpose entities (“SPEs”) and may also purchase the right to service loans in other government-sponsored SPEs that were transferred to those SPEs by a third-party. Pursuant to ASC Subtopic 810-10, the servicing fees that the Corporation receives for its servicing role are considered variable interests in the VIEs since the servicing fees are subordinated to the principal and interest that first needs to be paid to the mortgage-backed securities' investors and to the guaranty fees that need to be paid to the federal agencies.

The following table presents the carrying amount and classification of the assets related to the Corporation's variable interests in non-consolidated VIEs and the maximum exposure to loss as a result of the Corporation's involvement as servicer with non-consolidated VIEs at December 31, 2014 and 2013.

(In thousands)	2014	2013
Assets
Servicing assets:
Mortgage servicing rights	$103,828	$113,437
Total servicing assets	$103,828	$113,437
Other assets:
Servicing advances	$8,974	$1,416
Total other assets	$8,974	$1,416
Total assets	$112,802	$114,853
Maximum exposure to loss	$112,802	$114,853

The size of the non-consolidated VIEs, in which the Corporation has a variable interest in the form of servicing fees, measured as the total unpaid principal balance of the loans, amounted to $9.0 billion at December 31, 2014 ($9.2 billion at December 31, 2013).

Maximum exposure to loss represents the maximum loss, under a worst case scenario, that would be incurred by the Corporation, as servicer for the VIEs, assuming all loans serviced are delinquent and that the value of the Corporation's interests and any associated collateral declines to zero, without any consideration of recovery. The Corporation determined that the maximum exposure to loss includes the fair value of the MSRs and the assumption that the servicing advances at December 31, 2014 and 2013 will not be recovered. The agency debt securities are not included as part of the maximum exposure to loss since they are guaranteed by the related agencies.

In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million, and most of which were non-performing, to a newly created joint venture, PRLP 2011 Holdings, LLC. The joint venture is majority owned by Caribbean Property Group (“CPG”), Goldman Sachs & Co. and East Rock Capital LLC. The joint venture was created for the limited purpose of acquiring the loans from BPPR; servicing the loans through a third-party servicer; ultimately working out, resolving and/or foreclosing the loans; and indirectly owning, operating, constructing, developing, leasing and selling any real properties acquired by the joint venture through deed in lieu of foreclosure, foreclosure, or by resolution of any loan.

BPPR provided financing to the joint venture for the acquisition of the loans in an amount equal to the sum of 57% of the purchase price of the loans, or $84 million, and $2 million of closing costs, for a total acquisition loan of $86 million (the “acquisition loan”). The acquisition loan has a 5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points and is secured by a pledge of all of the acquiring entity's assets. In addition, BPPR provided the joint venture with a non-revolving advance facility (the “advance facility”) of $68.5 million to cover unfunded commitments and costs-to-complete related to certain construction projects, and a revolving working capital line (the “working capital line”) of $20 million to fund certain operating expenses of the joint venture. Cash proceeds received by the joint venture are first used to cover debt service payments for the acquisition loan, advance facility, and the working capital line described above which must be paid in full before proceeds can be used for other purposes. The distributable cash proceeds are determined based on a pro-rata basis in accordance with the respective equity ownership percentages. BPPR's equity interest in the joint venture ranks pari-passu with those of other parties involved. As part of the transaction executed in September 2011, BPPR received $ 48 million in cash and a 24.9% equity interest in the joint venture. The Corporation is not required to provide any other financial support to the joint venture.

BPPR accounted for this transaction as a true sale pursuant to ASC Subtopic 860-10 and thus recognized the cash received, its equity investment in the joint venture, and the acquisition loan provided to the joint venture and derecognized the loans sold.

The Corporation has determined that PRLP 2011 Holdings, LLC is a VIE but it is not the primary beneficiary. All decisions are made by CPG (or an affiliate thereof) (the “Manager”), except for certain limited material decisions which would require the unanimous consent of all members. The Manager is authorized to execute and deliver on behalf of the joint venture any and all documents, contracts, certificates, agreements and instruments, and to take any action deemed necessary in the benefit of the joint venture. Also, the Manager delegates the day-to-day management and servicing of the loans to CPG Island Servicing, LLC, an affiliate of CPG, which contracted a sub-servicer, but has the responsibility to oversee such servicing responsibilities.

The Corporation holds variable interests in this VIE in the form of the 24.9% equity interest and the financing provided to the joint venture. The equity interest is accounted for using the equity method of accounting pursuant to ASC Subtopic 323-10.

The initial fair value of the Corporation's equity interest in the joint venture was determined based on the fair value of the loans and real estate owned transferred to the joint venture of $148 million which represented the purchase price of the loans agreed by the parties and was an arm's-length transaction between market participants in accordance with ASC Topic 820, reduced by the acquisition loan provided by BPPR to the joint venture, for a total net equity of $63 million. Accordingly, the 24.9% equity interest held by the Corporation was valued at $16 million. Thus, the fair value of the equity interest is considered a Level 2 fair value measurement since the inputs were based on observable market inputs.

The following table presents the carrying amount and classification of the assets related to the Corporation's variable interests in the non-consolidated VIE, PRLP 2011 Holdings, LLC and its maximum exposure to loss at December 31:

(In thousands)	2014	2013
Assets
Loans held-in-portfolio:
Acquisition loan	$-	$3,233
Working capital line advances	426	390
Advance facility advances	4,226	16,024
Total loans held-in-portfolio	$4,652	$19,647
Accrued interest receivable	$22	$65
Other assets:
Investment in PRLP 2011 Holdings LLC	$23,650	$26,596
Total assets	$28,324	$46,308
Deposits	$(2,685)	$(3,621)
Total liabilities	$(2,685)	$(3,621)
Total net assets	$25,639	$42,687
Maximum exposure to loss	$25,639	$42,687

The Corporation determined that the maximum exposure to loss under a worst case scenario at December 31, 2014 would be not recovering the carrying amount of the acquisition loan, the advances on the advance facility and working capital line, if any, and the equity interest held by the Corporation, net of the deposits.

On March 25, 2013, BPPR completed a sale of assets with a book value of $509.0 million, of which $500.6 million were in non-performing status, comprised of commercial and construction loans, and commercial and single family real estate owned, with a combined unpaid principal balance on loans and appraised value of other real estate owned of approximately $987.0 million to a newly created joint venture, PR Asset Portfolio 2013-1 International, LLC. The joint venture is majority owned by Caribbean Property Group LLC (“CPG”) and certain affiliates of Perella Weinberg Partners'Asset Based Value Strategy. The joint venture was created for the limited purpose of acquiring the loans from BPPR; servicing the loans through a third-party servicer; ultimately working out, resolving and/or foreclosing the loans; and indirectly owning, operating, constructing, developing, leasing and selling any real properties acquired by the joint venture through deed in lieu of foreclosure, foreclosure, or by resolution of any loan.

BPPR provided financing to the joint venture for the acquisition of the assets in an amount equal to the sum of 57% of the purchase price of the assets, and closing costs, for a total acquisition loan of $182.4 million (the “acquisition loan”). The acquisition loan has a 5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points and is secured by a pledge of all of the acquiring entity's assets. In addition, BPPR provided the joint venture with a non-revolving advance facility (the “advance facility”) of $35.0 million to cover unfunded commitments and costs-to-complete related to certain construction projects, and a revolving working capital line (the “working capital line”) of $30.0 million to fund certain operating expenses of the joint venture. Cash proceeds received by the joint venture are first used to cover debt service payments for the acquisition loan, advance facility, and the working capital line described above which must be paid in full before proceeds can be used for other purposes. The distributable cash proceeds are determined based on a pro-rata basis in accordance with the respective equity ownership percentages. BPPR's equity interest in the joint venture ranks pari-passu with those of other parties involved. As part of the transaction executed in March 2013, BPPR received $92.3 million in cash and a 24.9% equity interest in the joint venture. The Corporation is not required to provide any other financial support to the joint venture.

BPPR accounted for this transaction as a true sale pursuant to ASC Subtopic 860-10 and thus recognized the cash received, its equity investment in the joint venture, and the acquisition loan provided to the joint venture and derecognized the loans and real estate owned sold.

The Corporation has determined that PR Asset Portfolio 2013-1 International, LLC is a VIE but the Corporation is not the primary beneficiary. All decisions are made by CPG (or an affiliate thereof) (the “Manager”), except for certain limited material decisions which would require the unanimous consent of all members. The Manager is authorized to execute and deliver on behalf of the joint venture any and all documents, contracts, certificates, agreements and instruments, and to take any action deemed necessary in the benefit of the joint venture. Also, the Manager delegates the day-to-day management and servicing of the loans to PR Asset Portfolio Servicing International, LLC, an affiliate of CPG.

The initial fair value of the Corporation's equity interest in the joint venture was determined based on the fair value of the loans and real estate owned transferred to the joint venture of $306 million which represented the purchase price of the loans agreed by the parties and was an arm's-length transaction between market participants in accordance with ASC Topic 820, reduced by the acquisition loan provided by BPPR to the joint venture, for a total net equity of $124 million. Accordingly, the 24.9% equity interest held by the Corporation was valued at $31 million. Thus, the fair value of the equity interest is considered a Level 2 fair value measurement since the inputs were based on observable market inputs.

The Corporation holds variable interests in this VIE in the form of the 24.9% equity interest (the “Investment in PR Asset Portfolio 2013-1 International, LLC”) and the financing provided to the joint venture. The equity interest is accounted for under the equity method of accounting pursuant to ASC Subtopic 323-10.

The following table presents the carrying amount and classification of the assets and liabilities related to the Corporation's variable interests in the non-consolidated VIE, PR Asset Portfolio 2013-1 International, LLC, and its maximum exposure to loss at December 31, 2014 and December 31, 2013.

(In thousands)	December 31, 2014	December 31, 2013
Assets
Loans held-in-portfolio:
Acquisition loan	$97,193	$157,660
Advances under the working capital line	990	1,196
Advances under the advance facility	12,460	1,427
Total loans held-in-portfolio	$110,643	$160,283
Accrued interest receivable	$314	$436
Other assets:
Investment in PR Asset Portfolio 2013-1 International, LLC	$31,374	$30,478
Total assets	$142,331	$191,197
Deposits	$(12,960)	$(20,808)
Total liabilities	$(12,960)	$(20,808)
Total net assets	$129,371	$170,389
Maximum exposure to loss	$129,371	$170,389

The Corporation determined that the maximum exposure to loss under a worst case scenario at December 31, 2014 would be not recovering the carrying amount of the acquisition loan, the advances on the advance facility and working capital line, if any, and the equity interest held by the Corporation, net of deposits.